Employee Benefits (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Employee Benefits [Abstract]
Percentage of employee's contribution	5.00%
Maximum employee's contribution	$ 191
MPF expense	$ 8,936	$ 8,262